As filed with the Securities and Exchange Commission on November 29, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6194

The Chaconia Income & Growth Fund, Inc.
(Exact name of registrant as specified in charter)

C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Foley & Lardner LLP, 777 E. Wisconsin Avenue, Milwaukee, WI 53202
(Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

Chaconia Income & Growth Fund, Inc. Schedule of Investments September 30, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS - 75.09%
	Aerospace & Defense - 1.97%
5,700	The Boeing Company	387,315
	Basic Materials - 1.95%
9,200	The Dow Chemical Company	383,364
	Capital Goods - 1.79%
10,500	General Electric Company	353,535
	Consumer Merchandising - 1.12%
10,800	The TJX Companies, Inc.	221,184
	Consumer Staples - 2.53%
5,000	Target Corporation	259,650
9,900	The Walt Disney Company	238,887
		498,537
	Data Processing - 1.51%
6,900	Automatic Data Processing, Inc.	296,976
	Electric Services - 1.32%
8,900	Duke Energy Corporation	259,613
	Financial Services - 15.64%
7,000	Bank of America Corporation	294,700
10,700	Citigroup, Inc.	487,064
11,198	Countrywide Financial Corporation	369,310
7,800	Fannie Mae	349,596
5,000	Freddie Mac	282,300
4,400	The Goldman Sachs Group, Inc.	534,952
8,600	Merrill Lynch & Co., Inc.	527,610
4,408	Morgan Stanley	237,767
		3,083,299
	Food & Beverages - 3.80%
12,900	Darden Restaurants, Inc.	391,773
7,400	Yum! Brands, Inc.	358,234
		750,007
	Health Care - 8.35%
7,100	Beckman Coulter, Inc.	383,258
9,600	Boston Scientific Corp. *	224,352
6,100	Express Scripts, Inc. *	379,420
9,100	Pfizer Inc.	227,227
5,700	Wellpoint Inc. *	432,174
		1,646,431
	Insurance - 3.76%
6,900	The Allstate Corporation	381,501
5,800	American International Group, Inc.	359,368
		740,869
	Integrated Oils - 10.42%
7,700	Apache Corporation	579,194
5,000	Burlington Resources Inc.	406,600
8,600	Devon Energy Corporation	590,304
5,600	Occidental Petroleum Corporation	478,408
		2,054,506
	Mulitmedia - 0.22%
2,400	Time Warner Inc. *	43,464
	Mutual Funds - 6.84%
477,123	Trinidad & Tobago Unit Trust Corporation First Unit Scheme f *	1,348,732
	Semiconductors - 4.47%
22,600	Intel Corporation	557,090
7,200	International Rectifier Corporation *	324,576
		881,666
	Technology - 4.70%
25,400	Corning Incorporated *	490,982
12,100	Flextronics International Ltd. f *	155,485
3,500	International Business Machines Corporation	280,770
		927,237
	Telecommunication Services - 3.83%
17,600	American Tower Corporation *	439,120
14,300	Motorola, Inc.	315,887
		755,007
	Transportation - 0.87%
2,400	Union Pacific Corporation	172,080
	TOTAL COMMON STOCKS (Cost $11,111,466)	14,803,822

Principal
Amount		Value
	CORPORATE BONDS - 3.54%
	Automotive - 0.49%
	Ford Motor Co.,
100,000	7.375%, 02/01/2011	95,753
	Electric & Gas - 0.51%
	National Rural Utilities
100,000	4.750%, 03/01/2014	99,088
	Transportation - 2.55%
	The Burlington Northern and Santa Fe Railway Company,
114,237	5.943%, 01/15/2022	120,642
	Continental Airlines Inc. Pass Thru Certificates
80,140	Series 2000-2, 7.707%, 10/02/2022	79,545
	FedEx Corporation,
90,000	1993-A, 8.760%, 05/22/2015	103,810
	Norfolk Southern Corp.
100,000	5.257%, 09/17/2014	102,012
	Union Pacific Corporation
99,661	2003-1, 4.698%, 01/02/2024	96,323
		502,332
	TOTAL CORPORATE BONDS (Cost $707,185)	697,173

	NON-AGENCY MORTGAGE & ASSET BACKED SECURITIES - 4.81%
	California Infrastructure PG&E
37,606	Series 1997-1, Class A7, 6.420%, 09/25/2008	38,070
	CenterPoint Energy Transition Bond Company LLC
100,000	Series 2001-1, Class A4, 5.630%, 09/15/2015	104,358
	Comed Transitional Funding Trust
78,253	Series 1998-1, Class A6, 06/25/2009	79,134
	Connecticut RRB Special Purpose Trust CL&P
90,000	Series 2001-1, Class A5, 6.210%, 12/30/2011	95,513
	CPL Transition Funding LLC
100,000	Series 2002-1, Class A5, 6.250%, 01/15/2017	110,822
	Massachusetts RRB Special Purpose
100,000	Series 2005-1, Class A2, 3.780%, 09/15/2010	98,634
88,333	Series 2001-1, Class A, 6.530%, 06/01/2015	94,650
	PSE&G Transition Funding LLC
100,000	Series 2001-1, Class A7, 6.750%, 06/15/2016	113,574
	Public Service New Hampshire Funding LLC
	2001-1, 6.480%, 05/01/2015	108,573
	West Pennsylvania Funding
100,000	Series 1999-A, 6.980%, 12/25/2008	$104,570

	TOTAL NON-AGENCY MORTGAGE
	& ASSET BACKED SECURITIES (Cost $952,712)	947,898

	U.S. GOVERNMENT AGENCY & AGENCY-BACKED ISSUES - 15.99%
	AID - ISREAL f
200,000	5.500%, 09/18/2023	214,115
200,000	5.500%, 12/04/2023	214,711
		428,826
	Amethyst,
183,337	4.620%, 04/15/2016 f	183,143
	Government National Mortgage Association (GNMA)
	Real Estate Mortgage Investment Conduit Pass-Thru Certificates
100,000	Series 2001-12, Class B, 6.164%, 06/16/2021	103,888
185,819	Series 2002-83, Class A, 3.313%, 04/16/2017	181,353
109,536	Series 2003-43, Class A, 2.709%, 07/16/2021	105,141
138,941	Series 2003-48, Class AB, 2.866%, 02/16/2020	134,285
92,679	Series 2003-72, Class B, 4.356%, 02/16/2030	91,108
95,952	Series 2004-25, Class AC, 3.377%, 01/16/2023	92,785
117,336	Series 2004-78, Class A, 3.590%, 11/16/2017	114,361
96,855	Series 2005-2, Class B, 4.116%, 03/16/2019	95,206
87,464	Series 2005-14, Class A, 4.130%, 02/16/2027	85,884
	Private Exporting Funding
	3.375%, 02/15/2009	193,642
	Rowan Companies
	5.880%, 03/15/2012	168,852
	Small Business Administration Participation Certificates
138,167	Series 2004-10C, Class 1, 4.230%, 05/01/2014	137,025
92,488	Series 2003-20J, Class 1, 4.920%, 10/01/2023	93,138
382,003	Series 2004-20E, Class 1, 5.180%, 05/01/2024	389,090
242,700	Series 2002-20H, Class 1, 5.310%, 08/01/2022	248,414
189,990	Series 2004-20F, Class 1, 5.520%, 06/01/2024	196,513
	Tennessee Valley Authority
100,000	Series C, 6.000%, 03/15/2013	108,981
	TOTAL U.S. GOVERNMENT AGENCY
	& AGENCY-BACKED ISSUES (Cost $3,143,286)	3,151,635
	SHORT TERM INVESTMENTS - 1.86%
	Money Market Funds - 1.86%
367,155	First American Treasury Obligations Fund - Class A, 2.808%	367,155
	TOTAL SHORT TERM INVESTMENTS (Cost $367,155)	367,155
	Total Investments (Cost $16,281,804) - 101.29%	19,967,683
	Liabilities in Excess of Other Assets - (1.29)%	(253,350)
	TOTAL NET ASSETS - 100.00%	$19,714,333

*	Non Income Producing
f	Foreign Issued Security

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.
Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Chaconia Income & Growth Fund, Inc.

By (Signature and Title)   /s/              Michael Alexander
Michael Alexander, President

Date                11/22/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/              Michael Alexander
Michael Alexander, President

Date                11/22/05

By (Signature and Title)   /s/              Eutrice Carrington
Eutrice Carrington, Treasurer

Date                11/22/05